Lease Right-of-Use Asset and Lease Liabilities - Schedule of Operating Lease Right of Use Asset (Details) (10-K) - USD ($)	12 Months Ended	15 Months Ended
	Jul. 31, 2020	Oct. 31, 2020
Leases [Abstract]
Operating lease right of use asset, Beginning balance
Additional portion from 1 July 31, 2020 to 30 June 2021	2,719	2,719
Accumulated amortization	(15,105)
Foreign exchange translation loss	(235)	(224)
Operating lease right of use asset, Ending Balance	$ 14,151	$ 10,562